ENTITY-WIDE DISCLOSURES (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Information [Line Items]
Net revenues	$ 20,317	$ 18,312	$ 16,121	$ 16,121
Generics Active Pharmaceutical Ingredients [Member]
Product Information [Line Items]
Net revenues	796	747	641
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,464	4,412	3,202
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	856	878	747
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	448	438	374
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	860	268	74
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	522	497	458
Other O T C Products [Member]
Product Information [Line Items]
Net revenues	936	765	496
Other Revenues [Member]
Product Information [Line Items]
Net revenues	846	858	863
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	3,996	3,570	2,958
Branded C N S Provigil [Member]
Product Information [Line Items]
Net revenues	417	350	0
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	330	290	244
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	347	86	0
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	406	436	396
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	297	305	250
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	608	131	0
Generics [Member]
Product Information [Line Items]
Net revenues	10,385	10,196	9,907
Branded [Member]
Product Information [Line Items]
Net revenues	8,150	6,493	4,855
Others [Member]
Product Information [Line Items]
Net revenues	$ 1,782	$ 1,623	$ 1,359